Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

Goodwill

The following analysis details the changes in goodwill for each reportable segment:

	Recorded Music	Music Publishing	Total
	(in millions)
Balance at September 30, 2019	$1,297	$464	$1,761
Acquisitions	—	—	—
Other adjustments (a)	7	—	7

Balance at December 31, 2019	$1,304	$464	$1,768

(a)	Other adjustments during the three months ended December 31, 2019 represent foreign currency movements.

The Company performs its annual goodwill impairment test in accordance with ASC 350, Intangibles—Goodwill and Other (“ASC 350”) during the fourth quarter of each fiscal year as of July 1. The Company may conduct an earlier review if events or circumstances occur that would suggest the carrying value of the Company’s goodwill may not be recoverable. No indicators of impairment were identified during the current period that required the Company to perform an interim assessment or recoverability test.

Intangible Assets

Intangible assets consist of the following:

	Weighted- Average Useful Life	December 31, 2019	September 30, 2019
		(in millions)
Intangible assets subject to amortization:
Recorded music catalog	10 years	$873	$855
Music publishing copyrights	26 years	1,563	1,539
Artist and songwriter contracts	13 years	854	841
Trademarks	18 years	54	53
Other intangible assets	7 years	61	59

Total gross intangible asset subject to amortization		3,405	3,347
Accumulated amortization		(1,693)	(1,624)

Total net intangible assets subject to amortization		1,712	1,723
Intangible assets not subject to amortization:
Trademarks and tradenames	Indefinite	152	151

Total net intangible assets		$1,864	$1,874

7. Goodwill and Intangible Assets

Goodwill

The following analysis details the changes in goodwill for each reportable segment:

	Recorded Music	Music Publishing	Total
	(in millions)
Balance at September 30, 2017	$1,221	$464	$1,685
Acquisitions	12	—	12
Other adjustments	(5)	—	(5)

Balance at September 30, 2018	$1,228	$464	$1,692
Acquisitions	89	—	89
Other adjustments	(20)	—	(20)

Balance at September 30, 2019	$1,297	$464	$1,761

The increase in goodwill during the fiscal year ended September 30, 2019 primarily relates to the EMP acquisition, which resulted in an increase in goodwill of $89 million. Please refer to Note 4 of our Consolidated Financial Statements for further discussion. The increase in goodwill during the fiscal year ended September 30, 2018 primarily relates to finalizing the purchase accounting allocation for the Spinnin’ Records acquisition, which resulted in an increase in goodwill of $10 million. The other adjustments during both the fiscal years ended September 30, 2019 and September 30, 2018 primarily represent foreign currency movements.

The Company performs its annual goodwill impairment test in accordance with ASC 350 during the fourth quarter of each fiscal year as of July 1. The Company may conduct an earlier review if events or circumstances occur that would suggest the carrying value of the Company’s goodwill may not be recoverable. The performance of the annual fiscal 2019 impairment analysis did not result in an impairment of the Company’s goodwill.

Intangible Assets

Intangible assets consist of the following:

	Weighted- Average Useful Life	September 30, 2019	September 30, 2018
		(in millions)
Intangible assets subject to amortization:
Recorded music catalog	10 years	$855	$870
Music publishing copyrights	26 years	1,539	1,540
Artist and songwriter contracts	13 years	841	864
Trademarks	18 years	53	12
Other intangible assets	7 years	59	26

Total gross intangible assets subject to amortization		3,347	3,312
Accumulated amortization		(1,624)	(1,461)

Total net intangible assets subject to amortization		1,723	1,851
Intangible assets not subject to amortization:
Trademarks and tradenames	Indefinite	151	154

Total net other intangible assets		$1,874	$2,005

The Company performs its annual indefinite-lived intangible assets impairment test in accordance with ASC 350 during the fourth quarter of each fiscal year as of July 1. The Company may conduct an earlier review if events or circumstances occur that would suggest the carrying value of the Company’s indefinite-lived intangible assets may not be recoverable. The performance of the annual fiscal 2019 impairment analysis did not result in an impairment of the Company’s indefinite-lived intangible assets.

The intangible balances presented include the final purchase accounting allocations resulting from the acquisitions of EMP and Spinnin’ Records for the fiscal years ended September 30, 2019 and September 30, 2018, respectively.

Amortization

Based on the amount of intangible assets subject to amortization at September 30, 2019, the expected amortization for each of the next five fiscal years and thereafter are as follows:

Fiscal Years Ended September 30,
(in millions)
2020	$182
2021	181
2022	173
2023	138
2024	107
Thereafter	942

$1,723

The life of all acquired intangible assets is evaluated based on the expected future cash flows associated with the asset. The expected amortization expense above reflects estimated useful lives assigned to the Company’s identifiable, finite-lived intangible assets primarily established in the accounting for the Merger and the PLG Acquisition.